UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

LMP Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, N.Y. 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2014

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS(a)(b) - 135.7%
Basic Industry - 11.4%
Alpha Natural Resources LLC, Term Loan B	3.500%	5/22/20	$1,686,819	$1,368,432
Arch Coal Inc., Term Loan B	6.250%	5/16/18	940,000	781,610
Atlas Iron Ltd., Term Loan B	8.750%	12/10/17	1,968,715	1,668,486
Bowie Resource Holdings LLC, First Lien Term Loan	6.750%	8/14/20	1,140,000	1,128,600
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	585,000	576,225
ECO Services Operations LLC, Term Loan B	4.750%	10/8/21	210,000	207,900
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	650,000	647,562
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	1,010,024	922,699
Foresight Energy LLC, Term Loan B	5.500%	8/19/20	264,167	260,864
Minerals Technologies Inc., Term Loan B	4.000%	5/9/21	461,165	457,707
Murray Energy Corp., First Lien Term Loan	5.250%	12/5/19	1,200,000	1,158,300
NewPage Corp., Term Loan	9.500%	2/11/21	1,850,000	1,776,000
Oxbow Carbon LLC, Second Lien Term Loan	8.000%	1/17/20	820,000	721,600
Phibro Animal Health Corp., Term Loan B	4.000%	4/16/21	598,500	591,767
Wausau Paper Corp., Term Loan	6.500%	7/30/20	618,450	615,358
Westmoreland Coal Co., Term Loan B	7.500%	10/16/20	330,000	324,225
Xerium Technologies Inc., USD First Lien Term Loan B	6.250%	5/17/19	498,736	499,983

Total Basic Industry				13,707,318

Capital Goods - 14.7%
ABC Supply Co. Inc., Term Loan	3.500%	4/16/20	2,007,300	1,949,590
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	759,913	739,332
Anchor Glass Container Corp., New First Lien Term Loan	4.250 - 5.500%	6/30/21	400,000	397,500
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	876,669	808,727
BE Aerospace Inc., 2014 Term Loan B	4.000%	12/16/21	520,000	520,000
BWAY Holding Co. Inc., New Term Loan B	5.500 - 6.750%	8/14/20	1,007,475	1,003,383
Consolidated Container Co. LLC, New Second Lien Term Loan B	7.750%	1/3/20	250,000	238,750
Consolidated Container Co. LLC, New Term Loan	5.000%	7/3/19	1,988,608	1,927,293
CPM Acquisition Corp., First Lien Term Loan	—	8/29/17	1,000,000	1,000,000	(c)
Crown Americas LLC, 2014 Term Loan B	—	10/22/21	200,000	200,550	(c)
DAE Aviation Holdings Inc., Second Lien Term Loan	7.750%	8/5/19	1,000,000	982,500
Exopack Holdings SA, USD Term Loan B 2013	5.250%	5/8/19	843,625	841,868
GYP Holdings III Corp., First Lien Term Loan	4.750%	4/1/21	1,162,900	1,135,281
PGT Inc., Term Loan B	5.250%	9/22/21	270,000	269,494
Printpack Holdings Inc., Term Loan	6.000%	5/28/20	1,057,350	1,055,355
STS Operating Inc., Term Loan	4.750%	2/12/21	577,100	568,443
Waste Industries USA Inc., Term Loan B	4.000%	3/17/17	1,546,125	1,536,462
Wilsonart LLC, Term Loan B	4.000%	10/31/19	133,719	130,041
WP CPP Holdings LLC, First Lien Term Loan	4.750%	12/27/19	965,369	960,542
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	1,000,000	955,000
Zebra Technologies Corp., Term Loan B	4.750%	10/27/21	520,000	524,063

Total Capital Goods				17,744,174

Communications - 13.2%
Advantage Sales & Marketing Inc., Delayed Draw Term Loan	4.250%	7/23/21	33,871	33,585
Charter Communications Operating LLC, Term Loan G	4.250%	9/12/21	1,550,000	1,559,795

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - (continued)
Checkout Holding Corp., First Lien Term Loan	4.500%	4/9/21	$269,325	$256,532
Clear Channel Communications Inc., Term Loan D	6.919%	1/30/19	1,250,000	1,180,860
CSC Holdings Inc., New Term Loan B	2.669%	4/17/20	438,801	430,354
InfoGroup Inc., New Term Loan	7.500%	5/26/18	942,287	876,327
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	216,171	213,559
Level 3 Financing Inc., 2020 Term Loan B	4.000%	1/15/20	310,000	308,708
Level 3 Financing Inc., New 2019 Term Loan	4.000%	8/1/19	1,000,000	994,375
McGraw-Hill Global Education Holdings LLC, New First Lien Term Loan	5.750%	3/22/19	805,526	802,883
Media General Inc., Term Loan B2	—	7/31/20	360,000	356,850	(c)
NEP/NCP Holdco Inc., Incremental Term Loan	4.250%	1/22/20	953,860	941,142
Numericable U.S. LLC, USD Term Loan B1	4.500%	5/21/20	273,533	273,533
Numericable U.S. LLC, USD Term Loan B2	4.500%	5/21/20	227,457	227,457
Rentpath Inc., First Lien Term Loan	—	12/17/21	460,000	454,319	(c)
TWCC Holding Corp., REFI Term Loan B	3.500%	2/13/17	697,586	683,853
Univision Communications Inc., Term Loan C3	4.000%	3/1/20	1,925,516	1,885,803
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	533,162	522,498
UPC Financing Partnership, USD Term Loan AH	3.250%	6/30/21	1,000,000	980,250
Village Roadshow Films (BVI) Ltd., Term Loan B	4.750%	11/21/17	79,770	79,371
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/7/20	1,000,000	985,000
Visant Corp., New Term Loan	7.000%	9/23/21	810,000	789,750
William Morris Endeavor Entertainment LLC, First Lien Term Loan	5.250%	5/6/21	199,500	193,016
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	323,698	315,606
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	202,383	197,323
Ziggo Financing Partnership, USD Term Loan B3	3.500%	1/15/22	343,919	335,321

Total Communications				15,878,070

Consumer Cyclical - 28.9%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B	4.500%	12/12/21	620,000	620,276
24 Hour Fitness Worldwide Inc., New Term Loan B	4.750%	5/28/21	179,000	172,847
Acosta Holdco Inc., 2014 Term Loan	5.000%	9/26/21	250,000	249,937
Activision Blizzard Inc., Term Loan B	3.250%	10/12/20	688,175	687,830
Advantage Sales & Marketing Inc., 2014 First Lien Term Loan	4.250%	7/23/21	1,016,129	1,007,556
Advantage Sales & Marketing Inc., 2014 Second Lien Term Loan	7.500%	7/25/22	140,000	138,530
AP NMT Acquisition BV, USD First Lien Term Loan	6.750%	8/13/21	430,000	423,550
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	200,000	193,000
Aristocrat Leisure Ltd., Term Loan B	4.750%	10/20/21	1,350,000	1,329,750
Autoparts Holdings Ltd., First Lien Term Loan	6.500%	7/29/17	191,954	191,379
Brickman Group Ltd. LLC, First Lien Term Loan	4.000%	12/18/20	637,249	621,915
Caesars Entertainment Operating Co., Extended Term Loan B6	6.985%	3/1/17	144,233	127,466
Caesars Entertainment Operating Co., Term Loan B7	9.750%	1/28/18	399,000	353,913
Caesars Entertainment Resort Properties LLC, Term Loan B	7.000%	10/11/20	1,200,925	1,139,878
Caesars Growth Properties Holdings LLC, Term Loan	6.250%	5/8/21	957,600	888,972
Camping World Inc., Term Loan	5.750%	2/20/20	1,803,766	1,797,002
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	1,929,796	1,910,498
CEC Entertainment Concepts LP, Term Loan	4.000%	2/14/21	1,031,815	1,007,740
CityCenter Holdings LLC, Term Loan B	4.250%	10/16/20	1,468,510	1,459,792
CKX Inc., Term Loan B	9.000%	6/21/17	300,000	232,500
Container Store Inc., New Term Loan B	4.250%	4/6/19	1,224,341	1,187,610

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Crossmark Holdings Inc., First Lien Term Loan	4.500%	12/20/19	$411,154	$403,273
CS Intermediate Holdco 2 LLC, New Term Loan B	4.000%	4/4/21	359,100	355,285
Equinox Holdings Inc., Repriced Term Loan B	5.000 - 6.000%	1/31/20	1,024,900	1,018,494
Fitness International LLC, Term Loan B	5.500%	7/1/20	1,868,450	1,803,054
Four Seasons Holdings Inc., New First Lien Term Loan	3.500%	6/27/20	306,999	301,819
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	790,000	521,400
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	423,778	419,435
J. Crew Group Inc., New Term Loan B	4.000%	3/5/21	1,477,309	1,392,364
Kate Spade & Co., Term Loan B	4.000%	4/9/21	1,259,350	1,219,995
La Quinta Intermediate Holdings LLC, Term Loan B	4.000%	4/14/21	913,876	904,280
Landry’s Inc., Term Loan B	4.000%	4/24/18	1,574,775	1,567,394
MGM Resorts International, Term Loan B	3.500%	12/20/19	732,500	716,477
Michaels Stores Inc., Incremental 2014 Term Loan B2	4.000%	1/28/20	275,310	271,869
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	1,073,650	1,055,532
Mohegan Tribal Gaming Authority, New Term Loan B	5.500%	11/19/19	1,191,000	1,164,202
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	733,119	725,787
NCL Corp. Ltd., Term Loan B	4.000%	10/30/21	190,000	190,475
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,246,859	1,223,134
Petco Animal Supplies Inc., New Term Loan	4.000%	11/24/17	984,655	974,808
Realogy Corp., New Term Loan B	3.750%	3/5/20	735,056	724,643
Station Casinos LLC, Term Loan B	4.250%	3/2/20	570,381	560,399
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	510,000	470,900
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	679,334	675,088
World Triathlon Corp., Term Loan	5.250%	6/26/21	479,425	475,829

Total Consumer Cyclical				34,877,877

Consumer Non-Cyclical - 27.3%
Access CIG LLC, First Lien Term Loan	6.000%	10/18/21	290,000	288,188
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,660,000	1,643,400
AdvancePierre Foods Inc., Term Loan	5.750%	7/10/17	500,000	497,500
Akorn Inc., Term Loan B	4.500%	4/16/21	590,000	586,312
Alvogen Pharma U.S. Inc., New Term Loan B	7.000%	5/23/18	1,609,682	1,625,778
Amsurg Corp., First Lien Term Loan B	3.750%	7/16/21	648,375	645,944
Anchor Hocking LLC, New Term Loan	7.750%	5/21/20	2,089,812	1,238,214	(d)
Big Heart Pet Brands, New Term Loan	3.500%	3/8/20	530,988	511,076
Biomet Inc., Term Loan B2	3.670%	7/25/17	1,678,179	1,673,110
Candy Intermediate Holdings Inc., Term Loan	7.500%	6/18/18	1,191,368	1,155,627
Catalent Pharma Solutions Inc., USD Term Loan B	4.250%	5/20/21	326,692	325,739
Convatec Inc., Term Loan	4.000%	12/22/16	1,437,455	1,424,877
CRC Health Corp., New Term Loan	5.250%	3/29/21	527,350	527,350
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	1,260,000	1,290,712
CSM Bakery Solutions LLC, First Lien Term Loan	5.000%	7/3/20	1,767,130	1,736,205
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,090,000	1,060,025
DaVita HealthCare Partners Inc., Term Loan B	3.500%	6/24/21	498,750	494,742
Dole Food Co. Inc., New Term Loan B	4.500%	11/1/18	429,100	425,345
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	1,096,565	1,086,628
H.J. Heinz Co., Term Loan B1	3.250%	6/7/19	405,275	402,235
H.J. Heinz Co., Term Loan B2	3.500%	6/5/20	43,291	43,113
Hearthside Group Holdings LLC, Term Loan	4.500%	6/2/21	329,175	328,352
JLL/Delta Dutch Newco BV, USD Term Loan	4.250%	3/11/21	997,500	971,004
Language Line LLC, First Lien Term Loan B	6.250 - 6.750%	6/20/16	1,164,971	1,155,992
Libbey Glass Inc., Term Loan B	3.750%	4/9/21	129,675	128,054
New HB Acquisition LLC, Term Loan	6.750%	4/9/20	1,094,500	1,116,390
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	723,500	707,523

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
Party City Holdings Inc., Term Loan	4.000 - 5.250%	7/27/19	$1,927,650	$1,889,097
Pharmaceutical Product Development LLC, New Term Loan B	4.000%	12/5/18	530,699	528,576
Physiotherapy Associates Holdings Inc., Exit Term Loan	11.000%	1/2/17	420,000	419,475	(d)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	660,000	656,700
Radnet Management Inc., Term Loan B	4.250 - 5.500%	10/10/18	1,054,729	1,049,126
ServiceMaster Co., 2014 Term Loan B	4.250%	7/1/21	800,000	786,896
Shearer’s Foods Inc., First Lien Term Loan	4.500%	6/30/21	120,000	119,025
Shearer’s Foods Inc., Second Lien Term Loan	7.750%	6/30/22	590,000	578,938
Stater Bros. Markets, Term Loan B	4.750%	5/12/21	399,000	395,509
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,957,806	1,830,548
WNA Holdings Inc., USD Second Lien Term Loan	8.500%	12/7/20	1,600,000	1,560,000

Total Consumer Non-Cyclical				32,903,325

Electric - 9.7%
Atlantic Power LP, 2014 Term Loan B	4.750%	2/24/21	302,786	299,758
Chief Power Finance LLC, Term Loan B	—	12/31/20	930,000	925,350	(c)
EFS Cogen Holdings I LLC, Term Loan B	3.750%	12/17/20	254,791	251,606
EIF Channelview Cogeneration LLC, Term Loan B	4.250%	5/8/20	306,737	303,669
Empire Generating Co. LLC, Term Loan B	5.250%	3/12/21	952,431	938,145
Empire Generating Co. LLC, Term Loan C	5.250%	3/12/21	66,783	65,781
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/19/16	650,000	651,016
Equipower Resources Holdings LLC, Term Loan C	4.250%	12/31/19	1,192,748	1,188,773
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	870,000	861,300
La Frontera Generation LLC, Term Loan	4.500%	9/30/20	494,461	487,971
Northeast Wind Capital II LLC, Term Loan B	5.000%	11/14/20	1,658,069	1,666,360
Panda Patriot LLC, Term Loan B1	6.750%	12/19/20	310,000	311,162
Panda Power Funds, Term Loan B1	6.500%	11/10/21	250,000	254,063
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	450,000	457,875
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	562,874	557,245
TPF II Power LLC, Term Loan B	5.500%	10/2/21	1,390,000	1,385,945
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	1,143,844	1,149,564

Total Electric				11,755,583

Energy - 5.5%
EP Energy LLC, Term Loan B3	3.500%	5/24/18	1,000,000	952,500
Expro FinServices S.a r.l., Term Loan	5.750%	9/2/21	1,460,000	1,197,200
FTS International Inc., New Term Loan B	5.750%	4/16/21	148,364	118,444
KCA Deutag U.S. Finance LLC, Term Loan	6.250%	5/13/20	1,216,950	870,119
Magnum Hunter Resources Inc., Second Lien Term Loan	8.500%	10/17/19	556,000	533,760
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	985,000	812,625
Paragon Offshore Finance Co., Term Loan B	3.750%	7/18/21	280,000	232,400
Quicksilver Resources Inc., New Second Lien Term Loan	7.000%	6/21/19	540,000	410,400
RGL Reservoir Operations Inc., First Lien Term Loan	6.000%	8/14/21	360,000	289,800
Samson Investment Co., New Second Lien Term Loan	5.000%	9/25/18	1,000,000	790,833
Terra-Gen Finance Co. LLC, Term Loan B	—	12/9/21	360,000	357,300	(c)
TerraForm Power Operating LLC, Term Loan	4.750%	7/23/19	119,700	119,737

Total Energy				6,685,118

Financial Other - 2.4%
BATS Global Markets Inc., New Term Loan	5.000%	1/31/20	1,018,613	1,013,519
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	900,000	891,000

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Other - (continued)
PGX Holdings Inc., First Lien Term Loan	6.250%	9/29/20	$750,000	$752,813
TransUnion LLC, New USD Term Loan	4.000%	4/9/21	258,700	255,628

Total Financial Other				2,912,960

Industrial Other - 9.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	881,100	863,478
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	990,000	965,250
Eastman Kodak Co., Exit Second Lien Term Loan	10.750%	9/3/20	290,000	290,363
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	1,082,046	1,081,145
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	570,000	535,711
Gates Global Inc., Term Loan B	4.250%	7/5/21	380,000	370,568
Generac Power Systems Inc., Term Loan B	3.250%	5/31/20	731,250	709,312
Hilex Poly Co. LLC, Second Lien Term Loan	9.750%	5/22/22	360,000	352,800
Hilex Poly Co. LLC, Term Loan B	6.000%	12/5/21	450,000	445,500
Intelligrated Inc., First Lien Term Loan	4.500 - 5.750%	7/30/18	777,622	760,126
Laureate Education Inc., Term Loan B	5.000%	6/15/18	1,719,331	1,646,259
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	624,363	605,632
Mirror Bidco Corp., New Term Loan	4.250%	12/28/19	1,798,614	1,780,628
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	304,236	283,257
Southwire Co., Term Loan	3.250%	2/10/21	218,900	211,421

Total Industrial Other				10,901,450

Insurance - 0.7%
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	909,091	885,795

Natural Gas - 0.5%
Houston Fuel Oil Co. LLC, Term Loan B	4.250%	8/19/21	570,000	547,200

Technology - 6.7%
CompuCom Systems Inc., REFI Term Loan B	4.250%	5/11/20	1,011,275	966,399
Expert Global Solutions Inc., Term Loan B	8.500 - 9.500%	4/3/18	296,700	295,340
First Data Corp., Extended 2021 Term Loan	4.167%	3/24/21	500,000	494,219
First Data Corp., New 2018 Extended Term Loan	3.667%	3/23/18	1,250,000	1,226,563
First Data Corp., New 2018 Term Loan	3.667%	9/24/18	500,000	490,782
Infor (U.S.) Inc., USD Term Loan B5	3.750%	6/3/20	1,180,725	1,147,148
Interactive Data Corp., 2014 Term Loan	4.750%	5/2/21	648,375	645,295
Ipreo Holdings LLC, New Term Loan B	4.250%	8/6/21	150,000	146,766
Kronos Inc., Initial Incremental Term Loan	4.500%	10/30/19	92,666	92,203
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	275,000	281,016
Sophia LP, 2014 Term Loan B	4.000%	7/19/18	288,966	285,715
Syniverse Holdings Inc., Term Loan	4.000%	4/23/19	1,175,787	1,142,474
Vertafore Inc., Second Lien Term Loan	9.750%	10/27/17	800,000	804,666

Total Technology				8,018,586

Transportation - 5.7%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	522,290	517,459
Commercial Barge Line Co., First Lien Term Loan	7.500%	9/23/19	916,050	916,050
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	790,000	786,050
Delta Air Lines Inc., New Term Loan B	3.250%	4/20/17	1,071,073	1,062,929
Hertz Corp., Term Loan B2	3.500%	3/11/18	1,063,800	1,038,978
Syncreon Global Finance (U.S.) Inc., Term Loan B	5.250%	10/28/20	1,829,322	1,783,589
U.S. Airways Group Inc., New Term Loan B1	3.500%	5/23/19	554,400	544,975

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
United Airlines Inc., New Term Loan B	3.500%	4/1/19	$236,400	$233,504

Total Transportation				6,883,534

TOTAL SENIOR LOANS (Cost - $168,845,901)				163,700,990

CORPORATE BONDS & NOTES - 13.0%
CONSUMER DISCRETIONARY - 1.8%
Hotels, Restaurants & Leisure - 0.4%
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	460,000	453,100	(e)

Media - 1.4%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	500,000	533,750
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	90,000	99,787
DISH DBS Corp., Senior Notes	6.750%	6/1/21	190,000	204,725
DISH DBS Corp., Senior Notes	5.000%	3/15/23	190,000	184,300
DISH DBS Corp., Senior Notes	5.875%	11/15/24	240,000	241,800	(e)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	200,000	201,750	(e)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	200,000	210,000	(e)

Total Media				1,676,112

TOTAL CONSUMER DISCRETIONARY				2,129,212

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	80,000	74,700	(e)

Food Products - 0.1%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	190,000	187,150	(e)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	420,000	376,950

TOTAL CONSUMER STAPLES				638,800

ENERGY - 4.2%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	220,000	202,400
Parker Drilling Co., Senior Notes	6.750%	7/15/22	50,000	38,000

Total Energy Equipment & Services				240,400

Oil, Gas & Consumable Fuels - 4.0%
California Resources Corp., Senior Notes	5.500%	9/15/21	50,000	43,000	(e)
California Resources Corp., Senior Notes	6.000%	11/15/24	480,000	408,000	(e)
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	110,000	105,875
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	490,000	384,650	(e)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	100,000	98,250	(e)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	120,000	95,400
MEG Energy Corp., Senior Notes	6.500%	3/15/21	750,000	688,125	(e)
Murray Energy Corp., Senior Secured Notes	9.500%	12/5/20	1,175,000	1,180,875	(e)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	250,000	233,750	(e)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	90,000	84,150
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	80,000	67,400	(e)
Swift Energy Co., Senior Notes	7.125%	6/1/17	80,000	47,600

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	$1,740,000	$1,357,200	(e)

Total Oil, Gas & Consumable Fuels				4,794,275

TOTAL ENERGY				5,034,675

FINANCIALS - 0.8%
Banks - 0.1%
CIT Group Inc., Senior Notes	5.000%	8/1/23	170,000	175,100

Consumer Finance - 0.4%
Navient Corp., Senior Notes	5.000%	10/26/20	470,000	462,363

Real Estate Management & Development - 0.3%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	350,000	364,000	(e)

TOTAL FINANCIALS				1,001,463

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Acadia Healthcare Co. Inc., Senior Notes	5.125%	7/1/22	170,000	168,300
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.625%	7/31/19	50,000	53,625	(e)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	150,000	152,250	(e)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	50,000	55,500	(e)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	30,000	32,138	(e)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	270,000	233,550

TOTAL HEALTH CARE				695,363

INDUSTRIALS - 0.6%
Building Products - 0.1%
Griffon Corp., Senior Notes	5.250%	3/1/22	50,000	47,000

Commercial Services & Supplies - 0.1%
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	60,000	61,950
West Corp., Senior Notes	5.375%	7/15/22	100,000	96,000	(e)

Total Commercial Services & Supplies				157,950

Electrical Equipment - 0.1%
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	160,000	162,200

Road & Rail - 0.3%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	350,000	347,375	(e)

TOTAL INDUSTRIALS				714,525

MATERIALS - 1.6%
Chemicals - 0.2%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	160,000	152,200
Omnova Solutions Inc., Senior Notes	7.875%	11/1/18	151,000	152,887

Total Chemicals				305,087

Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	199,412	202,403	(e)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.241%	12/15/19	760,000	736,250	(e)(f)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	270,000	271,350	(e)

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Containers & Packaging - (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	$220,000	$226,600

Total Containers & Packaging				1,436,603

Metals & Mining - 0.2%
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	210,000	220,500	(e)(g)

TOTAL MATERIALS				1,962,190

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.4%
CenturyLink Inc., Senior Notes	5.625%	4/1/20	100,000	104,125
Inmarsat Finance PLC, Senior Notes	4.875%	5/15/22	100,000	99,250	(e)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,000,000	1,058,750
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	200,000	203,250	(e)
Wind Acquisition Finance SA, Senior Secured Notes	4.750%	7/15/20	200,000	187,500	(e)

Total Diversified Telecommunication Services				1,652,875

Wireless Telecommunication Services - 1.3%
Level 3 Escrow II Inc., Senior Notes	5.375%	8/15/22	200,000	201,500	(e)
SoftBank Corp., Senior Notes	4.500%	4/15/20	550,000	543,812	(e)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	19,450
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	754,072

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	$30,000	$31,275

Total Wireless Telecommunication Services				1,550,109

TOTAL TELECOMMUNICATION SERVICES				3,202,984

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	272,802	293,263

TOTAL CORPORATE BONDS & NOTES (Cost - $16,575,110)				15,672,475

			SHARES
COMMON STOCKS - 1.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Dayco Products LLC			4,912	184,200

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
SemGroup Corp., Class A Shares			24,938	1,705,510

TOTAL COMMON STOCKS (Cost - $687,306)				1,889,710

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Everyware Global Inc. (Cost - $0)		7/30/21	24,971	0	*(d)(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $186,108,317)				181,263,175

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 4.1%
State Street Bank & Trust Co. repurchase agreement dated 12/31/14; Proceeds at maturity - $4,995,000; (Fully collateralized by U.S. government agency obligations, 2.000% due 1/30/23; Market value - $5,097,698) (Cost - $4,995,000)	0.000%	1/2/15	$4,995,000	4,995,000

TOTAL INVESTMENTS - 154.4% (Cost - $191,103,317#)				186,258,175
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (29.0)%				(35,000,000)
Liabilities in Excess of Other Assets - (25.4)%				(30,627,897)

TOTAL NET ASSETS - 100.0%				$120,630,278

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	All or a portion of this loan is unfunded as of December 31, 2014. The interest rate for fully unfunded term loans is to be determined.

(d)	Illiquid security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Value is less than $1.

(i)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LMP CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2014

Abbreviations used in this schedule:

DIP	— Debtor-in-Possession
REFI	— Refinancing
Second Lien	— Subordinate Lien to First Lien
Term	— Term loan typically with a First Lien on specified assets

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Senior loans	—	$163,700,990	—		$163,700,990
Corporate bonds & notes	—	15,672,475	—		15,672,475
Common stocks:
Consumer discretionary	—	184,200	—		184,200
Energy	$1,705,510	—	—		1,705,510
Warrants	—	—	$0	*	0	*

Total long-term investments	$1,705,510	$179,557,665	$0	*	$181,263,175

Short-term investments†	—	4,995,000	—		4,995,000

Total investments	$1,705,510	$184,552,665	$0	*	$186,258,175

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,633,506
Gross unrealized depreciation	(6,478,648)

Net unrealized appreciation	$(4,845,142)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015